Note 8 - Common Stock - Outstanding Stock Purchase Warrants (Details) - Scenario, Unspecified [Domain] - $ / shares		Jun. 30, 2015
Series D Warrants [Member] | Placement Agent for Offering [Member]
Class of Warrant or Right, Outstanding	[1]	1,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]	$ 0.17
Series D Warrants [Member]
Class of Warrant or Right, Outstanding	[1]	16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]	$ 0.17
Series E Warrants [Member]
Class of Warrant or Right, Outstanding	[1]	16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]	$ 0.14
Series F Warrants [Members]
Class of Warrant or Right, Outstanding	[1]	16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]	$ 0.17
Class of Warrant or Right, Outstanding		56,442,157
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.20
Exercisable at June 30, 2015 (in shares)		39,775,491
Exercisable at June 30, 2015 (in dollars per share)		$ 0.21

[1]	See discussion under "Series C Convertible Preferred Stock" in Note 7.